EQUITY ACCOUNTED INVESTMENTS - Schedule Of Fair Value Of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments	$ 41,327	$ 40,698	$ 33,647
Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	0	900
Publicly traded equity accounted investment [Member] | Norbord
Disclosure Of Associates And Joint Ventures [Line Items]
Public Price	$ 0	$ 1,200